Label	Element	Value
Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Summary Prospectus and
Prospectus Supplement

February 9, 2024

Morgan Stanley Institutional Fund, Inc.

Supplement dated February 9, 2024 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 28, 2023

Advantage Portfolio (the "Fund")

Risk/Return [Heading]	rr_RiskReturnHeading	Advantage Portfolio
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective immediately, the section of the Prospectus titled "Fund Summary—Advantage Portfolio—Performance Information" and the section of the Summary Prospectus titled "Performance Information" are hereby deleted in their entirety and replaced with the following:

Performance Information

Pursuant to an agreement and plan of reorganization between the Company, on behalf of the Fund, and Van Kampen Equity Trust II, on behalf of the Van Kampen Core Growth Fund (the "Predecessor Fund"), on May 21, 2010 the Fund acquired substantially all of the assets and substantially all of the liabilities of the Predecessor Fund in exchange for Class I and Class L shares of the Fund (the "Reorganization"). Pursuant to the Reorganization, Class C and Class I shareholders of the Predecessor Fund received Class L and Class I shares, respectively, of the Fund. As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The historical performance information shown below reflects, for the period prior to the Reorganization, the historical performance of the Class C and Class I shares of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free (800) 869-6397.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class I shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one, five and ten year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 869-6397
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/20	46.33%
Low Quarter	6/30/22	-37.97%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns1(for the calendar periods ended December 31, 2022)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Fund's returns in the table include the maximum applicable sales charge for Class A and Class C and assume you sold your shares at the end of each period (unless otherwise noted).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's other classes will vary from Class I shares' returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Please retain this supplement for future reference.

Advantage Portfolio | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.14%)	[1]
5 Years	rr_AverageAnnualReturnYear05	10.96%	[1]
10 Years	rr_AverageAnnualReturnYear10	14.10%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.42%	[1],[2]
Advantage Portfolio | Lipper Multi-Cap Growth Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(34.29%)	[3]
5 Years	rr_AverageAnnualReturnYear05	7.15%	[3]
10 Years	rr_AverageAnnualReturnYear10	11.35%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.99%	[2],[3]
Advantage Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2013	rr_AnnualReturn2013	37.11%
Annual Return 2014	rr_AnnualReturn2014	7.43%
Annual Return 2015	rr_AnnualReturn2015	12.56%
Annual Return 2016	rr_AnnualReturn2016	2.82%
Annual Return 2017	rr_AnnualReturn2017	32.06%
Annual Return 2018	rr_AnnualReturn2018	3.74%
Annual Return 2019	rr_AnnualReturn2019	26.60%
Annual Return 2020	rr_AnnualReturn2020	74.79%
Annual Return 2021	rr_AnnualReturn2021	(4.45%)
Annual Return 2022	rr_AnnualReturn2022	(54.54%)
1 Year	rr_AverageAnnualReturnYear01	(54.54%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.06%)	[4]
10 Years	rr_AverageAnnualReturnYear10	8.42%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.05%	[4]
Advantage Portfolio | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(56.78%)	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	(2.83%)	[4],[5]
10 Years	rr_AverageAnnualReturnYear10	6.25%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.41%	[4],[5]
Advantage Portfolio | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(30.44%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.76%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.23%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.93%	[4]
Advantage Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(54.61%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.17%)	[4]
10 Years	rr_AverageAnnualReturnYear10	8.31%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.92%	[4]
Advantage Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(57.09%)
5 Years	rr_AverageAnnualReturnYear05	(1.45%)
10 Years	rr_AverageAnnualReturnYear10	7.48%
Since Inception	rr_AverageAnnualReturnSinceInception	9.21%
Advantage Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(54.53%)
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Advantage Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(55.36%)
5 Years	rr_AverageAnnualReturnYear05	(1.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%

[1]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. companies based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[2]	Since Inception reflects the inception date of Class I.
[3]	Lipper Multi-Cap Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. There are currently 30 funds represented in this index.
[4]	Performance shown for the Fund's Class I and Class L shares reflects the performance of the Class I and Class C shares, respectively, of the Predecessor Fund for periods prior to May 21, 2010.
[5]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.